Deferred tax - Temporary differences (Details) - ZAR (R) R in Millions	Jun. 30, 2020	Jun. 30, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits
Deferred tax assets	R (31,665)	R (8,563)
Deferred tax liabilities	20,450	27,586
Property, plant and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits
Deferred tax assets	(5,285)	2,003
Deferred tax liabilities	26,719	33,342
Right of use assets
Disclosure of temporary difference, unused tax losses and unused tax credits
Deferred tax assets	1,103
Deferred tax liabilities	1,150
Current assets
Disclosure of temporary difference, unused tax losses and unused tax credits
Deferred tax liabilities	(894)	(1,147)
Short- and long-term provisions
Disclosure of temporary difference, unused tax losses and unused tax credits
Deferred tax assets	(4,065)	(2,851)
Deferred tax liabilities	(3,371)	(4,061)
Calculated tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits
Deferred tax assets	(18,768)	(7,329)
Deferred tax liabilities	(448)	(150)
Financial liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits
Deferred tax assets	(2,238)	(577)
Deferred tax liabilities	(517)	59
Other Temporary Differences
Disclosure of temporary difference, unused tax losses and unused tax credits
Deferred tax assets	(2,412)	191
Deferred tax liabilities	R (2,189)	R (457)